Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Energy Infrastructure Corporation
11550 Ash Street, Suite 300
Leawood KS 66211

under the

Investment Company Act of 1940

Securities Act File No. 333-114545
Investment Company Act File No. 811-21462

(1)	Title of the class of securities of Tortoise Energy Infrastructure Corporation (the “Company”) to be redeemed:

Auction Rate Senior Notes, Series A, in $25,000 denominations (CUSIP 89147LAA8) (the “Series A Notes”).

(2)           Date on which the securities are to be called or redeemed:

December 21, 2009.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series A Notes are to be redeemed pursuant to Section 2.03(a)(i)(A) of the Supplemental Indenture of Trust by and between the Company and The Bank of New York Trust Company, N.A. dated as of July 13, 2004, as amended by the Supplemental Indenture of Trust by and between the Company and the Bank of New York Trust Company, N.A. dated as of December 17, 2009.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem all of the Series A Notes, representing an aggregateprincipal amount of $60,000,000.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 17th day of December 2009.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

By:	/s/ Terry C. Matlack
Name: Terry C. Matlack
Title: Chief Financial Officer